SHARE-BASED COMPENSATION - Summary of Non-vested Restricted Stock and Related Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Beginning Balance, Non-vested Shares	3,152,033	0
Non-vested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 4.95	$ 0
Shares granted		4,234,591
Weighted Average Grant Date Fair Value, Granted		$ 4.97
Shares vested	(407,519)	(1,082,558)
Shares forfeited	2,277,848
Weighted Average Grant Date Fair Value, Forfeited	$ 5.37
Weighted Average Grant Date Fair Value, Vested	$ 4.82	$ 5.06
Ending Balance, Non-vested Shares	466,666	3,152,033
Non-vested, Weighted Average Grant Date Fair Value, Ending Balance	$ 2.98	$ 4.95
Shares vested	407,519	1,082,558